As filed with the Securities and Exchange Commission on March 30, 2012
933 Act Registration No. 333-141761
1940 Act Registration No. 811-08441

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 15 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 188 /X/

Lincoln Life & Annuity Variable Annuity Account H
(Exact Name of Registrant)

American Legacy III Plus

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

     Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
 The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ______________ pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® III Plus
American Legacy® Design, American Legacy® Signature
American Legacy® Shareholder’s Advantage

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® III Plus
American Legacy® Design, American Legacy® Signature
American Legacy® Shareholder’s Advantage

Supplement dated March 30, 2012

This Supplement outlines additions to the investment options of your American Legacy® individual annuity contract.  All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective April 2, 2012, the following funds will be available as new investment options under your contract:

•	LVIP Protected American Balanced Allocation Fund (Service Class)
•	LVIP Protected American Growth Allocation Fund (Service Class)

The following table shows the expenses charged by each fund (as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse-ments)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses +	Total Expenses (before any waivers/ reimburse-ments) =	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP Protected American Balanced Allocation Fund1	0.25%	0.35%	0.05%	0.41%	1.06%
LVIP Protected American Growth Allocation Fund1	0.25%	0.35%	0.05%	0.44%	1.09%
1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.

Investments of the Variable Account – Description of the Funds.  Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Protected American Balanced Allocation Fund: current income and growth of capital; a fund of funds.
•	LVIP Protected American Growth Allocation Fund: current income and growth of capital; a fund of funds.

For additional information about these funds, please refer to the funds’ prospectuses.

The Contracts – Investment Requirements.

These two new funds will be added to the Investment Requirements Options as set forth below. All other provisions of Investment Requirements remain unchanged.

For contracts issued by The Lincoln National Life Insurance Company, the LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Fund will be considered Non-Limited Subaccounts under Option 1, and will be added to Group 2 under Option 2 (75%) and Option 3 (70%) of Investment Requirements.  For American Legacy® Signature, these funds will be added to Group 2 (70%). In addition, the following disclosure applies to both Option 2 and Option 3:

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds listed below. If you allocate less than 100% of contract value or i4LIFE® Advantage Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions.*  Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging.

Asset Allocation Fund
Bond Fund*
Global Balanced Fund
Global Bond Fund*
Mortgage Fund*
U.S. Government/AAA-Rated Securities Fund*
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP Protected American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund

For contracts issued by Lincoln Life & Annuity Company of New York, the LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Fund will be added to Group 2 of Investment Requirements for all contracts purchased on or after January 20, 2009.  In addition, the following disclosure applies:

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds listed below. If you allocate less than 100% of contract value or i4LIFE® Advantage Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions.*  Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging

Asset Allocation Fund
Bond Fund*
Global Balanced Fund
Global Bond Fund*
Mortgage Fund*
U.S. Government/AAA-Rated Securities Fund*
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP Protected American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund

Please retain this Supplement for future reference.

PART A

The prospectus for the American Legacy III Plus variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141761) filed on April 8, 2011, and to the definitive 497 filing filed on May 3, 2011.

Supplement to the prospectus for the American Legacy III Plus variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-141761) filed on June 21, 2011.

Supplement to the prospectus for the American Legacy III Plus variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 333-141761) filed on January 17, 2012

PART B

The Statement of Additional Information for the American Legacy III Plus variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141761) filed on April 8, 2011, and to the definitive 497 filing filed on May 3, 2011.

Financial Statements
The December 31, 2011 financial statements of the VAA and the December 31, 2011 financial statements of Lincoln New York appear on the following pages.

<MODULE>
<NAME> LNY-GAAP2011
<CIK> 0001021153
<CCC> hq8kg@vj
</MODULE>
<MODULE>
<NAME> LNYACCTH_2011
<CIK> 0001045008
<CCC> w@vsss3m
</MODULE>

Lincoln Life & Annuity Variable Annuity Account H
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B

The following financial statements for the Variable Account are included in Part B of this Registration Statement.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement.

Balance Sheets - Years ended December 31, 2011 and 2010
Statements of Income - Years ended December 31, 2011, 2010 and 2009
Statements of Shareholder's Equity - Years ended December 31, 2011, 2010 and 2009
Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2)	Not Applicable

(3)	(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

(b)
Principal Underwriting Agreement dated May 1, 2007 between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(4)	(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-91226) filed on October 8, 2002.

	(b)	Contract Specifications for EGMDB option incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333- 91226) filed on October 8, 2002.

	(c)	Persistency Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

	(d)	Bonus Credit Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-91226) filed on June 26, 2002.

	(e	IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333- 91226) filed on April 16, 2003.

(f)	IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

(g)	Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

(h)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333- 91226) filed on April 16, 2003.

(i)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333- 91226) filed on April 16, 2003.

(j)	Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-91226) filed on April 16, 2003.

(k)	Variable Annuity Rider (32793N-NY) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 91226) filed on April 14, 2004.

(l)	Variable Annuity Contract (30070B NY 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

(m)	Contract Specifications (CD NYAL3N 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

(n)	Guaranteed Accumulation Values (NYNGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91226) filed on April 14, 2004.

(o)	Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

(p)	Contract Specifications Page for Account Value Death Benefit (CDNYAL3N 6/05) incorporated herein by reference to Post- Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

(q)	Variable Annuity Income Rider (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

(r)	Variable Annuity Income Rider (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

(s)	Contract Benefit Data Page for GIB (CBNY-AL3BO-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amend- ment No. 8 (File No. 333-91226) filed on April 22, 2005.

(t)	Contract Benefit Data Page for GIB (CBNY-AL3BO-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-91226) filed on April 22, 2005.

(u)	Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(v)	Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(w)	Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(x)	Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(y)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(z)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(aa)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(bb)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(cc)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

	(dd)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(ee)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(ff)	Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333- 91226) filed on November 7, 2006.

	(gg)	Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(hh)	Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(ii)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(jj)	Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(kk)	Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(ll)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

	(mm)	Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

	(nn)	Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

	(oo)	Bonus Rider (32146 4/08 NY) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141761) on April 9, 2009.

	(pp)	Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY ) incorporated herein by reference to Post-Effective Amend- ment No. 12 (File No. 333-145531) filed on October 28, 2010.

	(qq)	Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333- 145531) filed on October 28, 2010.

	(rr)	Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09/02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

	(ss)	Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09/02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
  (tt) Variable Annuity Living Benefit Rider (LINC 2.0 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed on January 30, 2012.

(5)	Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-141761) filed on April 9, 2010.

(6)	Amended and Restated Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)
(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010, between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incor- porated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b)
Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8)
(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Reg- istration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

	(b)	Fund Participation Agreements among Lincoln Life & Annuity Company of New York and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(c) Rule 22c-2 Agreement between Lincoln Life & Annuity Company of New York and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

9)
Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141761) filed on April 2, 2007.

10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York

(11)	Not Applicable

(12)	Not Applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-170695) filed on March 30, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor

Charles C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Dennis R. Glass**	President and Director
George W. Henderson, III	Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen***	Senior Vice President and Director
M. Leanne Lachman	Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia	Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard	Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Jeffrey D. Coutts***	Senior Vice President and Treasurer

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of January 31, 2012, there were 8,265 contract owners under Account H.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts****	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****Principal Business address is 100 N. Greene Street, Greensboro, NC 27401
(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d)
Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York .

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of March, 2012.

Lincoln Life & Annuity Variable Annuity Account H (Registrant)
American Legacy III Plus

By:/s/ Delson R. Campbell
Delson R. Campbell
Vice President, Lincoln Life & Annuity Company of New York (Title)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)

By:/s/Brian A. Kroll
Brian A. Kroll
Senior Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 30, 2012.
Signature	Title
*	President
Dennis R. Glass	(Principal Executive Officer)
*	Executive Vice President, Chief Administrative Officer and Director
Charles C. Cornelio
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam II
*	Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag	(Principal Financial Officer)
*	Director
George W. Henderson, III
*	Director
Mark E. Konen
*	Director
M. Leanne Lachman
*	Director
Louis G. Marcoccia
*	Director
Patrick S. Pittard
*By:/s/Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell
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